Loans Modified as Troubled Debt Restructurings (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended				6 Months Ended				12 Months Ended
	Jun. 30, 2014 Number		Jun. 30, 2013 Number		Jun. 30, 2014 Number		Jun. 30, 2013 Number		Dec. 31, 2013 Number	Dec. 31, 2012 Number
Financing Receivable, Modifications [Line Items]
Number of Loans	5		2		5		5		17	10
Pre-Modification Recorded Balance	$ 897		$ 225		$ 897		$ 734		$ 21,192	$ 1,629
Post-Modification Recorded Balance	898	[1]	225	[1]	898	[1]	734	[1]	15,970	1,627
Consumer Loan [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans	2		0		2		0
Pre-Modification Recorded Balance	385		0		385		0
Post-Modification Recorded Balance	385	[1]	0	[1]	385	[1]	0	[1]
Commercial, industrial and agricultural
Financing Receivable, Modifications [Line Items]
Number of Loans									0	1
Pre-Modification Recorded Balance									0	66
Post-Modification Recorded Balance									0	66
Real Estate - One to Four Family Residential | Closed End First And Seconds
Financing Receivable, Modifications [Line Items]
Number of Loans	3		2		3		4		11	4
Pre-Modification Recorded Balance	512		225		512		570		4,834	965
Post-Modification Recorded Balance	513	[1]	225	[1]	513	[1]	570	[1]	3,600	964
Real Estate - Construction
Financing Receivable, Modifications [Line Items]
Number of Loans									0	5
Pre-Modification Recorded Balance									0	598
Post-Modification Recorded Balance									0	597
Real Estate - Construction | One To Four Family Residential
Financing Receivable, Modifications [Line Items]
Number of Loans									0	3
Pre-Modification Recorded Balance									0	434
Post-Modification Recorded Balance									0	434
Real Estate - Construction | Other construction, land development and other land
Financing Receivable, Modifications [Line Items]
Number of Loans									0	2
Pre-Modification Recorded Balance									0	164
Post-Modification Recorded Balance									0	163
Real Estate - Non-farm, Non-residential
Financing Receivable, Modifications [Line Items]
Number of Loans									6	0
Pre-Modification Recorded Balance									16,358	0
Post-Modification Recorded Balance									12,370	0
Real Estate - Non-farm, Non-residential | Owner Occupied
Financing Receivable, Modifications [Line Items]
Number of Loans									4	0
Pre-Modification Recorded Balance									7,955	0
Post-Modification Recorded Balance									6,355	0
Real Estate - Non-farm, Non-residential | Non-owner Occupied
Financing Receivable, Modifications [Line Items]
Number of Loans					0		1		2	0
Pre-Modification Recorded Balance					0		164		8,403	0
Post-Modification Recorded Balance					$ 0	[1]	$ 164	[1]	$ 6,015	$ 0

[1]	The period end balances are inclusive of all partial paydowns and charge-offs since the modification date. Loans modified as TDRs that were fully paid down, charged-off, or foreclosed upon by period end are not reported.